United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charles H. Foos
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Charles H. Foos , New Haven, CT August 2001


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 149

Form 13F Information Value Total (thousands): 606491



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None

VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS  CUSIP   (x$1000)  PRN AMT PRN CALL
DISCRETIONMANAGERS SOLE SHARED NONECALC FOR
---- ------  ----- -------------------------------        VALUE
AMEX Technology Select SPDR      COM    81369Y803 $2,036,691   72,300    SOLE
72,300
AMR Corp.     COM        001765106 $1,246,485   34,500     SOLE
34,500
AOL Time Warner Inc.   COM     00184A105$11,964,750 225,750   SOLE
225,750
AT&T Corp.    COM      001957208 $4,022,700 230,000     SOLE
230,000
Abbott Laboratories     COM     002824100 $7,734,411 161,100     SOLE
161,100
Agere Systems Inc.       COM      00845V100 $1,050,000 140,000    SOLE
140,000
Agilent Technologies, Inc.  COM 00846U101 $2,612,090   80,372   SOLE
80,372
Albertson's Inc.      COM  013104104   $599,800   20,000    SOLE
20,000
Alcoa Inc.          COM       013817101 $1,536,600   39,000     SOLE
39,000
Allstate Corp         COM    020002101 $4,530,970 103,000     SOLE
103,000
American Express        COM      025816109 $6,923,860 178,450    SOLE
178,450
American General Corp    COM    026351106 $3,873,930   83,400    SOLE
83,400
American International Group    COM     026874107 $9,116,000 106,000    SOLE
106,000
Anadarko Petroleum Corp.      COM     032511107 $1,350,750   25,000     SOLE
25,000
Anheuser-Busch Cos Inc     COM      035229103 $4,532,000 110,000     SOLE
110,000
Applera Corp.Applied Biosystem   COM    038020103   $104,325     3,900   SOLE
3,900
Applied Materials, Inc.    COM    038222105 $3,657,950   74,500     SOLE
74,500
Archer-Daniels-Midland Co     COM     039483102 $2,317,965 178,305     SOLE
178,305
AutoZone       COM     053332102 $3,243,750   86,500    SOLE
86,500
Automatic Data Processing     COM        053015103 $4,632,040   93,200      SOLE
93,200
BEA Systems Inc.     COM        073325102   $199,615     6,500    SOLE
6,500
BP Amoco PLC ADR        COM      055622104 $2,218,325   44,500      SOLE
44,500
Baker-Hughes Inc         COM       057224107 $1,239,500   37,000      SOLE
37,000
Banc One Corp. New       COM        06423A103 $4,951,856 138,320      SOLE
138,320
BankAmerica Corp.        COM     060505104 $1,688,645   28,130      SOLE
28,130
Baxter International Inc.     COM     071813109 $4,988,200 101,800       SOLE
101,800
Bed Bath & Beyond Inc.      COM      075896100   $107,640     3,450    SOLE
3,450
BellSouth Corp.     COM   079860102 $3,422,950   85,000     SOLE
85,000
Boeing Co.     COM     97023105 $2,340,760   42,100     SOLE
42,100
Bristol-Myers Squibb Co.   COM  110122108 $5,551,645 106,150       SOLE
106,150
152:     BroadWing Inc.   COM   111620100 $3,899,775 159,500       SOLE
159,500
Brocade Communications Systems   COM     111621108   $171,561     3,900    SOLE
3,900
Burlington Resources Inc.   COM    122014103 $2,237,200   56,000    SOLE
56,000
Caliper Technologies Corp     COM     130876105    $42,100     2,000      SOLE
2,000
Calpine Corp.        COM     131347106    $75,600     2,000      SOLE
2,000
Celestica Inc.        COM      15101Q108 $2,523,500   49,000       SOLE
49,000
Check Point Software Tech Ltd    COM    M22465104   $214,923     4,250       SOLE
4,250
Chevron Corp      COM      166751107 $3,629,050   40,100      SOLE
40,100
Chubb Corp.        COM      171232101 $3,794,070   49,000    SOLE
49,000
Ciena Corp.         COM      171779101   $129,200     3,400    SOLE
3,400
Cisco Sytems, Inc.      COM     17275R102 $7,947,940 436,700      SOLE
436,700
Citigroup       COM    172967101$19,372,201 366,620    SOLE
366,620
Coca-Cola Co          COM      191216100$12,375,000 275,000     SOLE
275,000
Colgate Palmolive Co.     COM     194162103 $3,669,178   62,200     SOLE
62,200
Comverse Technology, Inc.    COM       205862402   $228,400     4,000     SOLE
4,000
Convergys Corp.       COM        212485106 $2,292,950   75,800    SOLE
75,800
Danielson Holding Corp   COM        236274106 $1,259,515 283,037     SOLE
283,037
Deere & Co            COM      244199105 $2,356,163   62,250    SOLE
62,250
Delphi Automotive Systems   COM      247126105 $2,474,630 155,344      SOLE
155,344
Devon Energy Corporation     COM     25179M103 $2,084,250   39,700     SOLE
39,700
Du Pont (E.I.) De Nemours & Co   COM     263534109 $2,233,512   46,300     SOLE
46,300
EMC Corp.            COM        268648102 $4,860,065 167,300      SOLE
167,300
Eastman Kodak Co            COM     277461109    $70,020     1,500     SOLE
1,500
El Paso Corp.        COM      28336L109 $3,898,468   74,200     SOLE
74,200
Elan Corporation PLC       COM      284131208 $6,771,000 111,000    SOLE
111,000
Electronic Data Systems    COM      285661104 $5,812,500   93,000   SOLE
93,000
Emerson Electric Co      COM      291011104 $5,305,850   87,700      SOLE
87,700
Engelhard Corp       COM        292845104 $2,282,415   88,500      SOLE
88,500
Enron Corp.         COM     293561106   $205,800     4,200    SOLE
4,200
Ericsson (LM) Tel. Co CL B ADR   COM     294821400 $1,360,420 251,000    SOLE
251,000
Exxon Mobil Corporation     COM    30231G102$20,520,611 234,924      SOLE
234,924
Federal Home Loan Mtg Corp    COM       313400301 $7,385,000 105,500     SOLE
105,500
Federal National Mortgage Assn   COM    313586109 $5,807,230   68,200    SOLE
68,200
Fedex Corp.       OM      31428X106 $2,034,120   50,600      SOLE
50,600
First Data Corporation           COM  319963104 $7,202,425 112,100     SOLE
112,100
FleetBoston Financial Corp.   OM     339030108 $3,286,185   83,300     SOLE
83,300
Ford Motor Co.      COM       345370860 $6,160,896 250,953         SOLE
250,953
Gannett Company Inc        COM     364730101 $2,438,300   37,000        SOLE
37,000
Gemstar-TV Guide Intl. Inc.  COM   36866W106   $119,280    2,800  SOLE
2,800
General Electric Co      COM        369604103$33,276,750 682,600      SOLE
682,600
Gillette Co      COM       375766102 $2,565,615   88,500        SOLE
88,500
Glaxosmithkline Plc-Ads    COM      37733W105 $6,214,315 110,575      SOLE
110,575
Guidant Corp.     COM      401698105 $2,340,000   65,000      SOLE
65,000
Harris Corp.       COM      413875105 $1,023,096   37,600     SOLE
37,600
Hartford Finl Svcs Group, Inc.   COM     416515104 $4,104,000   60,000      SOLE
60,000
Heinz (H.J.) Co     COM      423074103 $1,318,703   32,250      SOLE
32,250
Hewlett-Packard Co      COM     428236103 $6,257,680 218,800     SOLE
218,800
Honeywell International      COM    438516106 $3,698,443 105,700      SOLE
105,700
IBM Corp.           COM      459200101$14,656,100 129,700         SOLE
129,700
Impath Inc.      COM      45255G101   $124,040     2,800       SOLE
2,800
Intel Corp           COM        458140100$15,578,550 532,600       SOLE
532,600
Internet Security Systems      COM     46060X107   $218,520     4,500       SOLE
4,500
Invitrogen Corp.         COM      46185R100   $107,700     1,500       SOLE
1,500
JP Morgan Chase & Co.    COM      46625H100$10,171,030 228,050         SOLE
228,050
Kimberly Clark Corp.      COM       494368103 $2,252,770   40,300        SOLE
40,300
Kimco Realty Corp.       COM      49446R109 $4,237,825   89,500        SOLE
89,500
Kraft Foods Inc.-A         COM     50075N104 $1,612,000   52,000    SOLE
52,000
Lilly (Eli) & Co      COM       532457108$11,784,500 159,250     SOLE
159,250
Lowes Companies, Inc.     COM     548661107 $7,857,165 108,300      SOLE
108,300
MBIA Inc.           COM    55262C100 $6,113,664 109,800     SOLE
109,800
MGIC Investment Corp.     COM      552848103 $3,305,120   45,500    SOLE
45,500
Macrovision Corp.          COM      555904101   $137,000     2,000    SOLE
2,000
Manpower, Inc.          COM      56418H100 $2,197,650   73,500      SOLE
73,500
Marsh & McLennan Companies       COM    571748102 $8,039,600   79,600      SOLE
79,600
McData Corp.           COM      580031201   $367,462   20,938      SOLE
20,938
McDonalds Corp      COM       580135101 $4,627,260 171,000      SOLE
171,000
Mcgraw-Hill Companies      COM      580645109 $3,360,420   50,800    SOLE
50,800
Medtronic, Inc.             COM     585055106 $6,519,617 141,700      SOLE
141,700
Merck & Co            COM       589331107$16,961,714 265,400      SOLE
265,400
Mercury Interactive Corp.        COM    589405109   $107,820     1,800    SOLE
1,800
Micromuse Inc.     COM   595094103    $61,578     2,200    SOLE
2,200
Microsoft Corporation    COM    594918104$21,126,273 289,401  SOLE
289,401
Minnesota Mining & Mfg Co    COM     604059105 $3,502,870   30,700     SOLE
30,700
Mirant Corp.       COM     604675108   $247,680     7,200    SOLE
7,200
Morgan Stanley Dean Witter    COM      617446448 $5,250,803   81,750    SOLE
81,750
Netegrity Inc.        COM      64110P107    $90,000     3,000   SOLE
3,000
Network Appliance, Inc.      COM     64120L104   $139,740   10,200        SOLE
10,200
News Corp Ltd Ads         COM    652487703   $802,440   21,600        SOLE
21,600
News Corp Ltd Ads          CONV. PFD.    652487802   $349,920   10,800        SOLE
10,800
Norfolk Southern Corp      COM      655844108   $931,500   45,000     SOLE
45,000
Nortel Networks Corp.       COM      656568102 $1,204,425 132,500      SOLE
132,500
Northeast Bancorp          COM     663904100    $77,400     6,000     SOLE
6,000
Novartis AG-ADR     COM      66987V109 $5,306,820 146,800      SOLE
146,800
Oracle Corp.     COM        68389X105 $5,133,800 270,200     SOLE
270,200
Pepsico Inc.      COM    713448108 $9,259,900 209,500      SOLE
209,500
Perkinelmer Inc.      COM      714046109 $2,477,700   90,000    SOLE
90,000
Philip Morris Companies Inc      COM  718154107 $8,221,500 162,000      SOLE
162,000
Procter & Gamble Co.      COM     742718109 $8,389,700 131,500      SOLE
131,500
Qlogic Corp.        COM      747277101   $222,353     3,450    SOLE
3,450
Qualcomm, Inc.        COM      747525103   $105,264     1,800    SOLE
1,800
Qwest Communications Int.    COM     749121109 $4,283,902 134,418    SOLE
134,418
Rockwell Internat'l Corp New   COM      773903109 $2,153,780   56,500      SOLE
56,500
Royal Dutch Petroleum -NY Reg    COM    780257804 $6,100,869 104,700      SOLE
104,700
SBC Communications Inc      COM       78387G103 $9,668,161 241,342      SOLE
241,342
Sabre Holdings Corp      COM        785905100 $2,315,000   46,300     SOLE
46,300
Sara Lee Corp        COM      803111103 $1,003,820   53,000     SOLE
53,000
Schering-Plough       COM       806605101 $3,442,800   95,000     SOLE
95,000
Schlumberger LTD        COM      806857108 $2,606,175   49,500     SOLE
49,500
Sears Roebuck & Co          COM      812387108 $1,692,400   40,000     SOLE
40,000
Siebel Systems, Inc.       COM      826170102   $342,370     7,300    SOLE
7,300
Sonicwall Inc.         COM      835470105   $151,260     6,000    SOLE
6,000
Starwood Hotels & Resorts    COM     85590A203 $2,728,896   73,200    SOLE
73,200
Syngenta AG-ADR             COM     87160A100   $171,698   15,898        SOLE
15,898
Target Corp.          COM      87612E106 $2,768,000   80,000      SOLE
80,000
Tellabs, Inc.         COM      879664100 $1,666,680   86,000      SOLE
86,000
Texaco Inc           COM      881694103 $3,536,460   53,100      SOLE
53,100
Texas Instruments, Inc.       COM       882508104 $2,425,500   77,000     SOLE
77,000
Transocean Sedco Forex Inc.     COM      G90078109 $2,289,086   55,493     SOLE
55,493
Trw Inc       COM      872649108 $1,918,800   46,800     SOLE
46,800
Tyco International Ltd.   COM       902124106 $4,752,400   87,200     SOLE
87,200
USX-Marathon Group     COM    902905827 $2,363,751   80,100     SOLE
80,100
United Parcel Service    COM      911312106 $1,791,800   31,000     SOLE
31,000
Verisign Inc.      OM    92343E102   $108,018     1,800    SOLE
1,800
Veritas Software Corp.    COM     923436109   $345,956     5,200    SOLE
5,200
Verizon Communications Inc.     COM   92343V104 $9,341,100 174,600     SOLE
174,600
Wal-Mart Stores     COM      931142103$12,546,480 257,100    SOLE
257,100
Walgreen Co     COM      931422109 $7,198,820 210,800   SOLE
210,800
Waters Corporation       COM   941848103   $165,660     6,000   SOLE
6,000
Wells Fargo & Co. New      COM        949746101   $246,079     5,300   SOLE
5,300